OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Long-term income tax payable	$ 259	$ 0
Derivative liabilities (note 25f)	2	28
Provision for offsite remediation	45	48
Other	174	137
Other non-current liabilities	1,744	1,461
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	459	499
Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	$ 805	$ 749